Note 8 - Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	June 30, 2014	December 31, 2013

Borrowings under lines of credit	$-	$-

First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at June 30, 2014	747,450	751,225
Other	1,000	1,024
Total debt	748,450	752,249
Less: current portion debt	(7,953)	(7,958)
Total long-term debt	$740,497	$744,291

Recapitalization And Refinancing Transactions Sources And Uses Of Cash [Table Text Block]
Sources:
First lien term loan	$755,000
Second lien term loan	360,000
Cash	117,080
Total sources	$1,232,080

Uses:
Retire Tranche B and Tranche C term loans and accrued interest	$345,426
Retire senior subordinated notes, accrued interest and call premium	368,164
Redemption of Series A preferred stock and accumulated dividends	500,000
Fees and expenses	13,003
Discount on first lien term loan and second lien term loan	5,487
Total uses	$1,232,080